Leases - maturity of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Maturity of operating lease liabilities under the Group's non-cancelable operating leases
2021	¥ 14,801
2022	13,575
2023	508
2024 and thereafter	260
Total lease payment	29,144
Less: interest	1,586
Present value of operating lease liabilities	¥ 27,558